Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 1
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Select Mid Cap Value Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Select Mid Cap Value Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 88	0.82%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology, consumer discretionary and industrials sectors boosted the Fund’s relative results most during the annual period.
Allocations
| A larger allocation to the financials sector and smaller allocations to the real estate and health care sectors buoyed the Fund’s relative results during the annual period.
Individual holdings
| Positions in Trane Technologies PLC, an HVAC company providing climate-controlled solutions to both residential and commercial customers; Corning, Inc., a technology company specializing in glass, ceramics and related materials; Entergy Corp., a utility company operating primarily in the southeast U.S.; Marvell Technology, Inc., a semiconductor company; and Motorola Solutions, Inc., a technology company specializing in communications and security, were among the top relative contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the energy, financials and materials sectors hurt the Fund’s relative results during the annual period.
Allocations
| A smaller weighting to the industrials sector and modestly larger weightings to the consumer staples and consumer discretionary sectors detracted from relative results.
Individual holdings
| Fund positions in Chemours Co. LLC, a specialty chemicals company; Dollar Tree, Inc., a dollar store operator; Devon Energy Corp., an exploration and production company; AES Corp., an independent power provider; and ON Semiconductor Corp., a semiconductor company that provides intelligent sensing and power solutions, were among the top relative detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	12.54	9.84	8.43
Russell Midcap ® Value Index	13.07	8.59	8.10
Russell 3000 ® Index (a)	23.81	13.86	12.55
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 246,973,834
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 2,126,975
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 246,973,834
Total number of portfolio holdings	50
Management services fees (represents 0.82% of Fund average net assets)	$ 2,126,975
Portfolio turnover for the reporting period	7%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Ingersoll Rand, Inc.	3.0%
Entergy Corp.	3.0%
ITT, Inc.	2.7%
Corning, Inc.	2.7%
AMETEK, Inc.	2.7%
Hanover Insurance Group, Inc. (The)	2.6%
CACI International, Inc., Class A	2.6%
Welltower, Inc.	2.6%
Southwest Airlines Co.	2.6%
Ameren Corp.	2.5%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Ingersoll Rand, Inc.	3.0%
Entergy Corp.	3.0%
ITT, Inc.	2.7%
Corning, Inc.	2.7%
AMETEK, Inc.	2.7%
Hanover Insurance Group, Inc. (The)	2.6%
CACI International, Inc., Class A	2.6%
Welltower, Inc.	2.6%
Southwest Airlines Co.	2.6%
Ameren Corp.	2.5%

Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 2
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Select Mid Cap Value Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Select Mid Cap Value Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 114	1.07%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology, consumer discretionary and industrials sectors boosted the Fund’s relative results most during the annual period.
Allocations
| A larger allocation to the financials sector and smaller allocations to the real estate and health care sectors buoyed the Fund’s relative results during the annual period.
Individual holdings
| Positions in Trane Technologies PLC, an HVAC company providing climate-controlled solutions to both residential and commercial customers; Corning, Inc., a technology company specializing in glass, ceramics and related materials; Entergy Corp., a utility company operating primarily in the southeast U.S.; Marvell Technology, Inc., a semiconductor company; and Motorola Solutions, Inc., a technology company specializing in communications and security, were among the top relative contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the energy, financials and materials sectors hurt the Fund’s relative results during the annual period.
Allocations
| A smaller weighting to the industrials sector and modestly larger weightings to the consumer staples and consumer discretionary sectors detracted from relative results.
Individual holdings
| Fund positions in Chemours Co. LLC, a specialty chemicals company; Dollar Tree, Inc., a dollar store operator; Devon Energy Corp., an exploration and production company; AES Corp., an independent power provider; and ON Semiconductor Corp., a semiconductor company that provides intelligent sensing and power solutions, were among the top relative detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	12.27	9.58	8.18
Russell Midcap ® Value Index	13.07	8.59	8.10
Russell 3000 ® Index (a)	23.81	13.86	12.55
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 246,973,834
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 2,126,975
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 246,973,834
Total number of portfolio holdings	50
Management services fees (represents 0.82% of Fund average net assets)	$ 2,126,975
Portfolio turnover for the reporting period	7%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Ingersoll Rand, Inc.	3.0%
Entergy Corp.	3.0%
ITT, Inc.	2.7%
Corning, Inc.	2.7%
AMETEK, Inc.	2.7%
Hanover Insurance Group, Inc. (The)	2.6%
CACI International, Inc., Class A	2.6%
Welltower, Inc.	2.6%
Southwest Airlines Co.	2.6%
Ameren Corp.	2.5%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Ingersoll Rand, Inc.	3.0%
Entergy Corp.	3.0%
ITT, Inc.	2.7%
Corning, Inc.	2.7%
AMETEK, Inc.	2.7%
Hanover Insurance Group, Inc. (The)	2.6%
CACI International, Inc., Class A	2.6%
Welltower, Inc.	2.6%
Southwest Airlines Co.	2.6%
Ameren Corp.	2.5%

Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 3
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Select Mid Cap Value Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Select Mid Cap Value Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$ 100	0.94%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 3 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology, consumer discretionary and industrials sectors boosted the Fund’s relative results most during the annual period.
Allocations
| A larger allocation to the financials sector and smaller allocations to the real estate and health care sectors buoyed the Fund’s relative results during the annual period.
Individual holdings
| Positions in Trane Technologies PLC, an HVAC company providing climate-controlled solutions to both residential and commercial customers; Corning, Inc., a technology company specializing in glass, ceramics and related materials; Entergy Corp., a utility company operating primarily in the southeast U.S.; Marvell Technology, Inc., a semiconductor company; and Motorola Solutions, Inc., a technology company specializing in communications and security, were among the top relative contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the energy, financials and materials sectors hurt the Fund’s relative results during the annual period.
Allocations
| A smaller weighting to the industrials sector and modestly larger weightings to the consumer staples and consumer discretionary sectors detracted from relative results.
Individual holdings
| Fund positions in Chemours Co. LLC, a specialty chemicals company; Dollar Tree, Inc., a dollar store operator; Devon Energy Corp., an exploration and production company; AES Corp., an independent power provider; and ON Semiconductor Corp., a semiconductor company that provides intelligent sensing and power solutions, were among the top relative detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3	12.41	9.71	8.31
Russell Midcap ® Value Index	13.07	8.59	8.10
Russell 3000 ® Index (a)	23.81	13.86	12.55
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 246,973,834
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 2,126,975
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 246,973,834
Total number of portfolio holdings	50
Management services fees (represents 0.82% of Fund average net assets)	$ 2,126,975
Portfolio turnover for the reporting period	7%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Ingersoll Rand, Inc.	3.0%
Entergy Corp.	3.0%
ITT, Inc.	2.7%
Corning, Inc.	2.7%
AMETEK, Inc.	2.7%
Hanover Insurance Group, Inc. (The)	2.6%
CACI International, Inc., Class A	2.6%
Welltower, Inc.	2.6%
Southwest Airlines Co.	2.6%
Ameren Corp.	2.5%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Ingersoll Rand, Inc.	3.0%
Entergy Corp.	3.0%
ITT, Inc.	2.7%
Corning, Inc.	2.7%
AMETEK, Inc.	2.7%
Hanover Insurance Group, Inc. (The)	2.6%
CACI International, Inc., Class A	2.6%
Welltower, Inc.	2.6%
Southwest Airlines Co.	2.6%
Ameren Corp.	2.5%